Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000028751
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	ABVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$9,716	$10,275	$9,889
11/16	$10,174	$11,103	$11,077
11/17	$11,498	$13,642	$12,720
11/18	$11,233	$14,498	$13,096
11/19	$11,730	$16,834	$14,580
11/20	$11,675	$19,773	$14,831
11/21	$14,707	$25,294	$18,131
11/22	$15,246	$22,964	$18,570
11/23	$16,400	$26,142	$18,822
11/24	$21,615	$35,002	$24,386

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	31.80%	13.00%	8.01%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 480,224,588
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,218,719
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Material Fund Change [Text Block]
C000028748
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class A
Trading Symbol	ABVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
11/14	$9,578	$10,000	$10,000
11/15	$9,283	$10,275	$9,889
11/16	$9,696	$11,103	$11,077
11/17	$10,925	$13,642	$12,720
11/18	$10,650	$14,498	$13,096
11/19	$11,090	$16,834	$14,580
11/20	$11,006	$19,773	$14,831
11/21	$13,832	$25,294	$18,131
11/22	$14,301	$22,964	$18,570
11/23	$15,352	$26,142	$18,822
11/24	$20,175	$35,002	$24,386

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	31.41%	12.71%	7.73%
Class A (with sales charges)	25.82%	11.74%	7.27%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 480,224,588
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,218,719
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Material Fund Change [Text Block]
C000028750
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class C
Trading Symbol	ABVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.69%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Russell 1000 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$9,624	$10,275	$9,889
11/16	$9,974	$11,103	$11,077
11/17	$11,155	$13,642	$12,720
11/18	$10,795	$14,498	$13,096
11/19	$11,157	$16,834	$14,580
11/20	$10,986	$19,773	$14,831
11/21	$13,705	$25,294	$18,131
11/22	$14,064	$22,964	$18,570
11/23	$14,984	$26,142	$18,822
11/24	$19,545	$35,002	$24,386

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	30.44%	11.87%	6.93%
Class C (with sales charges)	29.44%	11.87%	6.93%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 480,224,588
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,218,719
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Material Fund Change [Text Block]
C000028754
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class I
Trading Symbol	ABVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$9,719	$10,275	$9,889
11/16	$10,186	$11,103	$11,077
11/17	$11,506	$13,642	$12,720
11/18	$11,257	$14,498	$13,096
11/19	$11,755	$16,834	$14,580
11/20	$11,704	$19,773	$14,831
11/21	$14,743	$25,294	$18,131
11/22	$15,283	$22,964	$18,570
11/23	$16,448	$26,142	$18,822
11/24	$21,673	$35,002	$24,386

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	31.77%	13.02%	8.04%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 480,224,588
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,218,719
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Material Fund Change [Text Block]
C000254617
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class Z
Trading Symbol	ABVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of October 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$2	0.12%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the period since inception, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall security selection was positive, while sector allocation was negative. Security selection within financials and consumer staples added to gains, while selection within utilities and real estate detracted. In terms of sector allocation, an underweight to financials and an overweight to healthcare detracted and offset gains from overweights to communication services and materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 1000 Value Index
10/01/24	$10,000	$10,000	$10,000
11/30/24	$10,802	$10,589	$10,563

Average Annual Return [Table Text Block]
AATR	Since Inception 10/01/24
Class Z	8.02%
S&P 500 Index	5.89%
Russell 1000 Value Index	5.63%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 480,224,588
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,218,719
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$480,224,588
# of Portfolio Holdings	58
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,218,719

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	19.9%
Health Care	16.5%
Industrials	13.4%
Consumer Discretionary	8.7%
Information Technology	8.3%
Energy	7.3%
Communication Services	7.1%
Consumer Staples	6.7%
Real Estate	4.0%
Utilities	4.0%
Materials	3.9%
Short-Term Investments	0.1%
Other assets less liabilities	0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$19,674,102	4.1%
Wells Fargo & Co.	$19,564,188	4.1%
UnitedHealth Group, Inc.	$19,235,945	4.0%
Charles Schwab Corp. (The)	$15,676,647	3.3%
Walt Disney Co. (The)	$14,103,331	2.9%
Baker Hughes Co.	$13,076,312	2.7%
Lowe's Cos., Inc.	$12,927,621	2.7%
Labcorp Holdings, Inc.	$12,509,210	2.6%
Fiserv, Inc.	$12,346,582	2.6%
Oracle Corp.	$11,431,060	2.4%
Total	$150,544,998	31.4%

Material Fund Change [Text Block]
C000028758
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Advisor Class
Trading Symbol	ABYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,121	$10,275	$10,048
11/16	$11,825	$11,103	$11,672
11/17	$13,392	$13,642	$13,196
11/18	$13,078	$14,498	$13,054
11/19	$13,448	$16,834	$13,927
11/20	$13,338	$19,773	$14,068
11/21	$18,240	$25,294	$18,276
11/22	$17,004	$22,964	$17,767
11/23	$17,128	$26,142	$17,541
11/24	$22,471	$35,002	$23,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	31.19%	10.81%	8.43%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,642,293,051
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 18,842,618
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Material Fund Change [Text Block]
C000028755
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class A
Trading Symbol	ABASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Value Index
11/14	$9,574	$10,000	$10,000
11/15	$9,657	$10,275	$10,048
11/16	$11,256	$11,103	$11,672
11/17	$12,712	$13,642	$13,196
11/18	$12,386	$14,498	$13,054
11/19	$12,705	$16,834	$13,927
11/20	$12,567	$19,773	$14,068
11/21	$17,145	$25,294	$18,276
11/22	$15,948	$22,964	$17,767
11/23	$16,018	$26,142	$17,541
11/24	$20,963	$35,002	$23,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	30.87%	10.53%	8.15%
Class A (with sales charges)	25.31%	9.58%	7.68%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,642,293,051
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 18,842,618
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Material Fund Change [Text Block]
C000028757
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class C
Trading Symbol	ABCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.84%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,019	$10,275	$10,048
11/16	$11,591	$11,103	$11,672
11/17	$12,995	$13,642	$13,196
11/18	$12,565	$14,498	$13,054
11/19	$12,795	$16,834	$13,927
11/20	$12,559	$19,773	$14,068
11/21	$17,005	$25,294	$18,276
11/22	$15,695	$22,964	$17,767
11/23	$15,651	$26,142	$17,541
11/24	$20,334	$35,002	$23,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	29.92%	9.71%	7.35%
Class C (with sales charges)	28.92%	9.71%	7.35%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,642,293,051
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 18,842,618
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Material Fund Change [Text Block]
C000028761
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class I
Trading Symbol	ABSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,121	$10,275	$10,048
11/16	$11,827	$11,103	$11,672
11/17	$13,396	$13,642	$13,196
11/18	$13,081	$14,498	$13,054
11/19	$13,449	$16,834	$13,927
11/20	$13,342	$19,773	$14,068
11/21	$18,241	$25,294	$18,276
11/22	$16,998	$22,964	$17,767
11/23	$17,113	$26,142	$17,541
11/24	$22,442	$35,002	$23,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	31.14%	10.78%	8.42%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,642,293,051
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 18,842,618
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Material Fund Change [Text Block]
C000135456
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class Z
Trading Symbol	ABSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark“), before sales charges. Overall security selection detracted from returns, while sector allocation contributed. Security selection within health care and consumer staples detracted the most, while selection within energy and industrials contributed. In terms of sector allocation, losses from an underweight to utilities and an overweight to consumer discretionary were partially offset by contributions from an underweight to materials and an overweight to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2500 Value Index
11/14	$10,000	$10,000	$10,000
11/15	$10,131	$10,275	$10,048
11/16	$11,845	$11,103	$11,672
11/17	$13,428	$13,642	$13,196
11/18	$13,126	$14,498	$13,054
11/19	$13,506	$16,834	$13,927
11/20	$13,409	$19,773	$14,068
11/21	$18,339	$25,294	$18,276
11/22	$17,108	$22,964	$17,767
11/23	$17,239	$26,142	$17,541
11/24	$22,625	$35,002	$23,174

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	31.24%	10.87%	8.51%
S&P 500 Index	33.89%	15.77%	13.35%
Russell 2500 Value Index	32.11%	10.72%	8.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,642,293,051
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 18,842,618
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,642,293,051
# of Portfolio Holdings	93
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$18,842,618

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	21.4%
Financials	20.5%
Consumer Discretionary	14.9%
Information Technology	11.6%
Real Estate	7.6%
Health Care	7.3%
Energy	5.6%
Materials	3.8%
Consumer Staples	2.5%
Utilities	2.4%
Communication Services	1.8%
Short-Term Investments	0.7%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tapestry, Inc.	$45,883,295	1.7%
Jones Lang LaSalle, Inc.	$41,896,386	1.6%
Pentair PLC	$41,822,733	1.6%
Cameco Corp. (New York)	$41,293,851	1.6%
Encompass Health Corp.	$40,993,899	1.6%
F5, Inc.	$40,561,707	1.5%
CH Robinson Worldwide, Inc.	$40,114,065	1.5%
Wintrust Financial Corp.	$39,779,312	1.5%
First Citizens BancShares, Inc./NC - Class A	$38,684,520	1.5%
Bath & Body Works, Inc.	$36,983,862	1.4%
Total	$408,013,630	15.5%

Material Fund Change [Text Block]
C000028765
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Advisor Class
Trading Symbol	ABIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
11/14	$10,000	$10,000
11/15	$10,038	$9,706
11/16	$9,611	$9,351
11/17	$12,117	$11,901
11/18	$10,189	$10,956
11/19	$10,669	$12,319
11/20	$10,597	$13,104
11/21	$11,850	$14,515
11/22	$11,318	$13,042
11/23	$12,436	$14,655
11/24	$14,009	$16,396

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	12.65%	5.60%	3.43%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 97,727,304
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 254,684
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Material Fund Change [Text Block]
C000028762
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class A
Trading Symbol	ABIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.23%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI EAFE Index (net)
11/14	$9,575	$10,000
11/15	$9,588	$9,706
11/16	$9,158	$9,351
11/17	$11,518	$11,901
11/18	$9,653	$10,956
11/19	$10,084	$12,319
11/20	$9,998	$13,104
11/21	$11,149	$14,515
11/22	$10,616	$13,042
11/23	$11,639	$14,655
11/24	$13,080	$16,396

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	12.38%	5.34%	3.17%
Class A (with sales charges)	7.62%	4.43%	2.72%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 97,727,304
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 254,684
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Material Fund Change [Text Block]
C000028764
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class C
Trading Symbol	ABICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABICX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.98%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index (net)
11/14	$10,000	$10,000
11/15	$9,937	$9,706
11/16	$9,419	$9,351
11/17	$11,763	$11,901
11/18	$9,791	$10,956
11/19	$10,149	$12,319
11/20	$9,979	$13,104
11/21	$11,046	$14,515
11/22	$10,438	$13,042
11/23	$11,358	$14,655
11/24	$12,671	$16,396

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	11.55%	4.54%	2.40%
Class C (with sales charges)	10.55%	4.54%	2.40%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 97,727,304
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 254,684
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Material Fund Change [Text Block]
C000028768
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class I
Trading Symbol	AIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIVIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund, except Class C, outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net) (the “benchmark”), before sales charges. Overall security selection contributed to returns, while sector allocation detracted. Security selection within industrials and energy contributed the most, offsetting losses from selection within consumer discretionary and utilities. In terms of sector allocation, an underweight to financials and an overweight to energy detracted and offset gains from an overweight to communication services and underweight to health care. Overall country selection (a result of bottom-up security analysis combined with fundamental research) detracted, as losses from an overweight to Portugal and an underweight to Australia offset gains from overweights to Taiwan and the US.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index (net)
11/14	$10,000	$10,000
11/15	$10,057	$9,706
11/16	$9,657	$9,351
11/17	$12,208	$11,901
11/18	$10,282	$10,956
11/19	$10,784	$12,319
11/20	$10,715	$13,104
11/21	$11,977	$14,515
11/22	$11,434	$13,042
11/23	$12,574	$14,655
11/24	$14,160	$16,396

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	12.62%	5.60%	3.54%
MSCI EAFE Index (net)	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 97,727,304
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 254,684
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$97,727,304
# of Portfolio Holdings	59
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$254,684

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	18.3%
Financials	13.0%
Consumer Discretionary	11.5%
Consumer Staples	11.3%
Health Care	10.1%
Materials	8.8%
Energy	8.5%
Information Technology	6.7%
Communication Services	5.5%
Utilities	3.4%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	20.9%
United Kingdom	17.5%
United States	9.4%
Netherlands	7.7%
Germany	6.6%
France	6.6%
Switzerland	5.7%
Spain	3.4%
Italy	3.1%
Hong Kong	2.8%
Canada	2.1%
Austria	2.1%
Taiwan	1.9%
Others	7.3%
Short-Term Investments	2.4%
Other assets less liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$3,450,290	3.5%
Shell PLC	$3,345,851	3.4%
NatWest Group PLC	$2,823,063	2.9%
Resona Holdings, Inc.	$2,731,538	2.8%
Sony Group Corp.	$2,537,647	2.6%
Melrose Industries PLC	$2,510,879	2.6%
Deutsche Telekom AG (Reg)	$2,506,776	2.6%
Koninklijke Ahold Delhaize NV	$2,446,495	2.5%
Airbus SE	$2,314,575	2.4%
ResMed, Inc.	$2,278,548	2.3%
Total	$26,945,662	27.6%

Material Fund Change [Text Block]